Fair Value Measurements - Summary Of Change in Derivative Warrant Liabilities Measured At Fair Value (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance				$ 15,871,750			$ 15,871,750
Change in fair value of warrant liabilities	$ 0	$ (2,441,750)				$ 2,355,500	2,298,250
Derivative warrant liabilities, Ending balance		18,170,000			$ 15,871,750	15,871,750	18,170,000
Derivative Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance		0	$ 4,376,750	15,871,750			15,871,750
Transfer of public warrant liabilities to Level 1				(8,625,000)	13,516,250
Change in fair value of warrant liabilities			0	(2,870,000)	2,355,500
Transfer of private warrant liabilities to Level 2			(4,376,750)
Derivative warrant liabilities, Ending balance		$ 0	$ 0	$ 4,376,750	$ 15,871,750	$ 15,871,750	$ 0